Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Statement [Line Items]
CONSOLIDATED NET INCOME	$ 188	$ 3,756	$ 28,048	$ 33,079
Items that will be reclassified to consolidated net income in subsequent periods, net of tax:
Valuation of the effective portion of derivative financial instruments	83	1,654	(980)	(592)
Income (loss) on hedge of net investments in foreign operations	53	1,060	991	724
Exchange differences on the translation of foreign operations and equity accounted investees	25	489	(12,556)	(13,174)
Share of other comprehensive income (loss) of equity accounted investees	(299)	(5,948)	1,058	(360)
Total items that will be reclassified	(138)	(2,745)	(11,487)	(13,402)
Items that will not to be reclassified to consolidated net income in subsequent periods, net of tax:
Loss due to changes in the fair value in equity financial instruments	(201)	(3,991)		(1,039)
Share of other comprehensive income (loss) of equity accounted investees	(6)	(111)	(389)	597
Remeasurements of the net defined benefit liability	(24)	(474)	(1,090)	551
Total items that will not be reclassified	(231)	(4,576)	(1,479)	109
Total other comprehensive income	(369)	(7,321)	(12,966)	(13,293)
Consolidated comprehensive income, net of tax	(181)	(3,565)	15,082	19,786
Comprehensive income attributable to [abstract]
Controlling interest comprehensive income	(176)	(3,458)	12,331	14,776
Controlling interest comprehensive income	(176)	(3,458)	12,285	14,776
Non-controlling interest comprehensive income	(5)	(107)	2,751	5,010
Non-controlling interest comprehensive income	(5)	(107)	2,797	5,010
Controlling comprehensive income from continuing operations, net of tax	(176)	(3,458)	12,285	4,540
Controlling comprehensive income from discontinued operations, net of tax				4,804
Non-controlling comprehensive income from continuing operations, net of tax	$ (5)	$ (107)	2,797	10,236
Non-controlling comprehensive income from discontinued operations, net of tax				$ 206
Farmacias Yza [member]
Comprehensive income attributable to [abstract]
Reattribution to non-controlling interest of other comprehensive income by acquisition			3
Reattribution from controlling interest of other comprehensive income by acquisition			(3)
Grupo Socofar [member]
Comprehensive income attributable to [abstract]
Reattribution to non-controlling interest of other comprehensive income by acquisition			(49)
Reattribution from controlling interest of other comprehensive income by acquisition			$ 49